Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for operating leases included in cash flows from operating activities	$ 26,842	$ 27,429
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 25,148	$ 26,784